Condensed Consolidated Statements of Changes in Unitholders' Deficit (Q2) - USD ($) $ in Thousands	Total	Class B Preferred	Preferred Units	Preferred Units Class B Preferred	Preferred Units Class B-1 Preferred	Common Units	Common Units Class A	Common Units Class C	Accumulated Deficit	Non-Controlling Interest
Beginning balance at Dec. 31, 2022	$ (11,193)			$ 20,803	$ 3,323		$ 1,950	$ 639	$ (38,564)	$ 656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(30,984)								(30,845)	(139)
Units issued to non-controlling interest	337									337
Issuance of preferred units, net of issuance costs		$ 17,319		17,319
Unit-based compensation	910							205		705
Accretion of redeemable units to redemption value	5,366								5,366
Ending balance at Dec. 31, 2023	(18,486)			38,122	3,323		1,950	844	(64,284)	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,526)								(5,219)	(2,307)
Units issued to non-controlling interest	3,503									3,503
Issuance of preferred units, net of issuance costs	7,566			7,566
Unit-based compensation	396							51		345
Issuance of units to non-controlling interest in exchange of convertible promissory notes	8,443									8,443
Accretion of redeemable units to redemption value	(4,415)								(4,415)
Ending balance at Mar. 31, 2024	(10,519)			45,688	3,323		1,950	895	(73,918)	11,543
Beginning balance at Dec. 31, 2023	(18,486)			38,122	3,323		1,950	844	(64,284)	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(18,840)
Ending balance at Jun. 30, 2024	(11,702)			48,540	3,323		1,950	940	(81,568)	15,113
Beginning balance at Dec. 31, 2023	(18,486)			38,122	3,323		1,950	844	(64,284)	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(28,198)								(16,436)	(11,762)
Units issued to non-controlling interest	13,921									13,921
Issuance of preferred units, net of issuance costs				13,561
Unit-based compensation	1,056							137		919
Issuance of units to non-controlling interest in exchange of convertible promissory notes	8,443									8,443
Accretion of redeemable units to redemption value	(11,950)								(11,950)
Ending balance at Oct. 01, 2024	(4,503)		$ 0			$ 0			(15,845)	0
Beginning balance at Dec. 31, 2023	(18,486)			38,122	3,323		1,950	844	(64,284)	1,559
Ending balance at Dec. 31, 2024	766,293		0			4			(78,262)	340,777
Beginning balance at Mar. 31, 2024	(10,519)			45,688	3,323		1,950	895	(73,918)	11,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(11,314)								(7,288)	(4,026)
Units issued to non-controlling interest	7,348									7,348
Issuance of preferred units, net of issuance costs	2,852			2,852
Unit-based compensation	293							45		248
Accretion of redeemable units to redemption value	(362)								(362)
Ending balance at Jun. 30, 2024	(11,702)			$ 48,540	$ 3,323		$ 1,950	$ 940	(81,568)	15,113
Beginning balance at Oct. 01, 2024	(4,503)		0			0			(15,845)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(70,093)								(61,754)	(8,339)
Units issued to non-controlling interest	4,129									4,129
Ending balance at Dec. 31, 2024	766,293		0			4			(78,262)	340,777
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(253,674)								(142,997)	(110,677)
Issuance of preferred units, net of issuance costs	1,927
Ending balance at Mar. 31, 2025	525,745					5			(221,285)	264,247
Beginning balance at Dec. 31, 2024	766,293		$ 0			4			(78,262)	340,777
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(394,949)
Ending balance at Jun. 30, 2025	426,060					6			(305,512)	207,509
Beginning balance at Mar. 31, 2025	525,745					5			(221,285)	264,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(141,275)								(84,227)	(57,048)
Issuance of preferred units, net of issuance costs	2,625
Ending balance at Jun. 30, 2025	$ 426,060					$ 6			$ (305,512)	$ 207,509